Transition period comparative data (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Transition Period Data
The following table presents certain information for the six months ended 31 December 2020 and 2019 respectively:

	Six months ended 31 December 2020 £m	Six months ended 31 December 2019 £m
Revenue	147.5	138.2
Gross profit	104.6	96.3
Profit before tax	15.6	26.0
Tax	(2.8)	0.1
Profit for the period	12.8	26.1
Basic EPS	5.8p	12.7p
Diluted EPS	5.8p	12.7p
Weighted average number of ordinary shares for the purposes of basic EPS	219.6	205.3
Weighted average number of ordinary shares for the purposes of diluted EPS	222.0	207.2